Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property, plant and equipment
8	Property, plant and equipment
Changes in the carrying amount of property, plant and equipment and accumulated depreciation for the years ended December 31, 2019 and 2018 are analysed in the following tables.

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Cost as at December 31, 2017	169,273	132,240	15,412	32,586	19,450	272	369,233
Additions	646	2,320	365	881	2,288	660	7,160
Disposals	(27)	(7,905)	(725)	(20,329)	(917)	—	(29,903)
Effect of translation adj.	153	(301)	27	356	(85)	(20)	130

Cost as at December 31, 2018	170,045	126,354	15,079	13,494	20,736	912	346,620
Additions	560	1,510	126	285	1,671	38	4,190
Disposals	(3)	(522)	(114)	(4)	—	—	(643)
Reclassifications	—	183	—	—	545	(728)	—
Effect of translation adj.	213	(60)	32	(43)	423	33	598

Cost as at December 31, 2019	170,815	127,465	15,123	13,732	23,375	255	350,765

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Accumulated depreciation as at December 31, 2017	(81,888)	(114,485)	(14,252)	(31,821)	(11,597)	—	(254,043)
Depreciation	(4,018)	(3,381)	(204)	(140)	(2,411)	—	(10,154)
Disposals	23	7,588	369	20,060	501	—	28,541
Effect of translation adj.	(100)	484	4	(357)	91	—	122

Accumulated depreciation as at December 31, 2018	(85,983)	(109,794)	(14,083)	(12,258)	(13,416)	—	(235,534)
Depreciation	(3,984)	(3,221)	(381)	(535)	(2,848)	—	(10,969)
Disposals	—	462	112	3	—	—	577
Effect of translation adj.	(2,338)	(1,120)	66	(206)	1,282	—	(2,316)

Accumulated depreciation as at December 31, 2019	(92,305)	(113,673)	(14,286)	(12,996)	(14,982)	—	(248,242)

Net book value as at December 31, 2017	87,385	17,755	1,160	765	7,853	272	115,190

Net book value as at December 31, 2018	84,062	16,560	996	1,236	7,320	912	111,086

Net book value as at December 31, 2019	78,510	13,792	837	736	8,393	255	102,523

Annual rate of depreciation for 2019 and 2018	0%-10%	10%-25%	10%-20%	25%-35%	10%-20%	—
As at December 31, 2019, properties with a carrying amount of 47,865 (as at December 31, 2018 26,932) are subject to registered mortgages to guarantee the long-term borrowings (see note 19).
The following tables show property, plant and equipment by country.

	31/12/19	31/12/18
Italy	57,035	61,271
Romania	19,831	23,406
United States of America	17,800	17,830
Brazil	4,250	4,552
China	2,334	2,562
Europe	1,260	1,463
Other countries	13	2

Total	102,523	111,086

As at December 31, 2019 and 2018, the carrying amount of property, plant and equipment not in use is of 10,468 and 10,795, respectively. The Company plans to sell such assets in the next years.
In 2019 and 2018, the Company performed an impairment test in accordance with its accounting policy over those property, plant and equipment for which events and changes in circumstances indicated that the carrying amount of certain assets or Cash Generating Units (CGUs) may not be recoverable.
For property, plant and equipment in use, the Company determined the recoverable amount as value in use using the discounted cash flow method, at the lowest level for which identifiable cash flows are independent of other cash flows, and compared it with the carrying value. Cash flow projections have been derived from the budget approved by the Board of Directors. Forecasts have been developed taking into consideration the track records of actual results reported by the Company.

For property, plant and equipment not in use, the fair value less costs to sell was estimated through independent third-party appraisals, which assessed the fair value of land and buildings using the comparable market method and assessed the fair value of machinery and equipment using the depreciated replacement cost method, adjusted for an obsolescence rate and a marketability rate.
As a result of the 2019 and 2018 impairment review of the Company’s property, plant and equipment, no impairment losses have emerged.